SHAREHOLDERS' EQUITY (Narrative) (Details) - 6 months ended Jun. 30, 2015 - USD ($) $ / shares in Units, $ in Thousands	Total
Proceeds from exercise of warrants	$ 10
Weighted average fair value of options granted	$ 5.54
Warrants [Member]
Warrants exercised	19,701
Shares issued from warrants exercised	19,701